Financial income and expenses (Details) - USD ($) $ in Thousands		3 Months Ended	9 Months Ended
	Feb. 24, 2017	Jun. 30, 2018	Sep. 30, 2018	Sep. 30, 2017
Financial income [Abstract]
Interest income from loans and credits			$ 36,556	$ 224
Interest rates benefits derivatives: cash flow hedges			47	907
Total			36,603	1,131
Financial expenses [Abstract]
Expenses due to interest - Loans from credit entities			(191,168)	(188,136)
Expenses due to interest - Other debts			(63,451)	(65,088)
Interest rates losses derivatives: cash flow hedges			(51,721)	(55,346)
Total			(306,340)	(308,570)
Non-monetary financial income		$ 36,600
Other financial income / (expenses) [Abstract]
Dividend from ACBH (Brazil)			0	10,383
Other financial income			8,711	9,151
Other financial losses			(19,850)	(18,232)
Total			$ (11,139)	$ 1,302
Dividends retained from Abengoa	$ 10,400